CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Income/(loss) for the period	[1]	$ 18,238	$ 7,319	$ 3,559	$ 25,557	$ 9,343
Items that may be reclassified to income in later periods:
– Currency translation differences		(2,644)	259	575	(2,385)	(277)
– Debt instruments remeasurements		(24)	(41)	(2)	(65)	(16)
– Cash flow hedging gains/(losses)		(98)	267	(84)	169	48
– Net investment hedging gains/(losses)		211	50	(51)	261	120
– Deferred cost of hedging		9	212	(20)	222	(54)
– Share of other comprehensive income/(loss) of joint ventures and associates		(22)	190	(7)	168	(63)
Total		(2,567)	938	410	(1,630)	(242)
Items that are not reclassified to income in later periods:
– Retirement benefits remeasurements		5,712	1,718	1,675	7,430	6,303
– Equity instruments remeasurements		(457)	24	10	(433)	50
– Share of other comprehensive income/(loss) of joint ventures and associates		36	(74)	(42)	(38)	(67)
Total		5,291	1,668	1,643	6,959	6,285
Other comprehensive income/(loss) for the period		2,724	2,606	2,053	5,330	6,044
Comprehensive income/(loss) for the period		20,962	9,925	5,612	30,887	15,386
Comprehensive income/(loss) attributable to non-controlling interest		327	218	145	545	266
Comprehensive income/(loss) attributable to Shell plc shareholders		$ 20,635	$ 9,707	$ 5,467	$ 30,342	$ 15,121

[1]	See Note 2 “Segment information”.